Cover	Nov. 18, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 18, 2022
Entity File Number	001-440024
Entity Registrant Name	Venus Acquisition Corporation
Entity Central Index Key	0001800392
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	477 Madison Avenue
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(917)
Local Phone Number	267-4568
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Shares
Title of 12(b) Security	Ordinary Shares
Trading Symbol	VENA
Security Exchange Name	NASDAQ
Units, each consisting of one ordinary share, par value $0.001, one redeemable warrant to purchase one-half ordinary share and one right to acquire 1/10 of an ordinary share
Title of 12(b) Security	Units, each consisting of one ordinary share, par value $0.00001
Trading Symbol	VENAU
Security Exchange Name	NASDAQ
Rights, each to receive one-tenth (1/10) of one ordinary share
Title of 12(b) Security	Rights, each to receive one-tenth (1/10) of one ordinary share
Trading Symbol	VENAR
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one-half ordinary share
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one-half ordinary share
Trading Symbol	VENAW
Security Exchange Name	NASDAQ